Investments accounted for using equity method (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	$ 226,026	$ (8,437,209)	$ (16,431,759)
Associates [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(701,006)	3,866	58,184
Associates [member] | Other companies [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(701,006)	3,866	58,184
Joint ventures [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	927,032	(8,441,075)	(16,489,943)
Joint ventures [member] | Cerveceria Austral S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	3,957,553	1,799,437	1,930,395
Joint ventures [member] | Foods Compania de Alimentos CCU S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	0	(354,154)	897,526
Joint ventures [member] | Central Cervecera de Colombia S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(5,935,519)	(11,577,019)	(18,755,448)
Joint ventures [member] | Zona Franca Central Cervecera S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	$ 2,904,998	$ 1,690,661	$ (562,416)